NON-WHOLLY OWNED SUBSIDIARIES	12 Months Ended
Dec. 31, 2018
Interests In Other Entities [Abstract]
NON-WHOLLY OWNED SUBSIDIARIES
NON-WHOLLY OWNED SUBSIDIARIES
The following tables present summarized accounts for non-wholly owned subsidiaries on the Consolidated Statement of Financial Position:

	As of December 31, 2018
US$ MILLIONS	Current Assets	Non-Current Assets	Current Liabilities	Non-Current Liabilities	Non-Controlling Interest in Operating Subsidiaries	Partnership Capital(1)
Utilities
U.K. regulated distribution operation	$131	$3,844	$248	$2,452	$247	$1,028
Australian regulated terminal operation	34	2,074	27	1,943	45	93
Colombian regulated distribution operation	51	708	32	396	273	58
Brazilian regulated gas transmission operation	310	4,955	106	3,185	1,540	434
Colombian natural gas distribution operation	230	1,149	235	374	691	79
Transport
U.K. port operation	48	847	71	347	195	282
Australian port operation	141	593	239	59	319	117
Chilean toll roads	82	940	59	862	43	58
Peruvian toll roads	104	1,308	20	654	622	116
Indian toll roads(2)	90	975	65	667	229	104
Energy
North American gas storage operation	281	1,273	155	566	515	318
Canadian district energy operation	25	754	32	387	269	91
U.S. district energy operation	42	834	26	681	90	79
Western Canadian natural gas gathering and processing operation	86	2,069	84	1,161	650	260
North American residential energy infrastructure operation	196	3,647	152	1,551	1,506	634
Data Infrastructure
U.S. data center operation	17	1,131	438	562	(12)	160
Corporate
Holding LP and other	320	248	336	2,031	83	(1,882)
Total	$2,188	$27,349	$2,325	$17,878	$7,305	$2,029

(1)	Attributable to non-controlling interest—Redeemable Partnership Units held by Brookfield, non-controlling interest—Exchange LP Units, general partner and limited partners.

(2)	Indian toll roads include our investments in BIF India Holdings Pte Ltd, Simhapuri Expressway Limited and Rayalseema Expressway Private Limited.

	As of December 31, 2017
US$ MILLIONS	Current Assets	Non-Current Assets	Current Liabilities	Non-Current Liabilities	Non-Controlling Interest in Operating Subsidiaries	Partnership Capital(1)
Utilities
U.K. regulated distribution operation	$107	$3,550	$281	$2,261	$217	$898
Australian regulated terminal operation	38	2,229	34	2,035	62	136
Colombian regulated distribution operation	68	764	26	438	302	66
Brazilian regulated gas transmission operation	322	5,990	73	2,015	3,081	1,143
Transport
U.K. port operation	44	880	133	353	179	259
Australian port operation	163	628	101	218	346	126
Chilean toll roads	84	1,116	59	989	75	77
Peruvian toll roads	101	1,356	18	674	644	121
Indian toll roads	58	256	30	185	60	39
Energy
North American gas storage	206	1,259	244	409	502	310
Canadian district energy operation	75	699	55	394	243	82
U.S. district energy operation	37	799	19	668	78	71
Corporate
Holding LP and other	127	244	392	2,060	84	(2,165)
Total	$1,430	$19,770	$1,465	$12,699	$5,873	$1,163

(1)	Attributable to non-controlling interest—Redeemable Partnership Units held by Brookfield, general partner and limited partners.
The following tables present summarized accounts for non-wholly owned subsidiaries on the Consolidated Statement of Operating Results:

	Year ended December 31, 2018
		Attributable to non-controlling interest		Attributable to unitholders
US$ MILLIONS	Revenue	Net Income (loss)	Other Comprehensive Income (loss)	Net Income (loss)	Other Comprehensive Income (loss)
Utilities
U.K. regulated distribution operation	$449	$22	$19	$99	$86
Australian regulated terminal operation	307	14	(6)	34	(16)
Colombian regulated distribution operation	177	15	(11)	3	(2)
Brazilian regulated gas transmission operation	1,112	357	(469)	139	(190)
Colombian natural gas distribution operation	516	34	(91)	7	(14)
Transport
U.K. port operation	205	12	3	19	4
Australian port operation	522	(6)	(33)	(3)	(11)
Chilean toll roads	168	(1)	(7)	(1)	(7)
Peruvian toll roads	92	3	(25)	1	(5)
Indian toll roads(1)	61	(12)	2	(6)	(1)
Energy
North American gas storage operation	150	(16)	22	(12)	15
Canadian district energy operation	118	7	32	3	11
U.S. district energy operation	149	(13)	35	(8)	23
Western Canadian natural gas gathering and processing operation	61	3	(53)	1	(21)
North American residential energy infrastructure operation	191	4	(73)	1	(30)
Data Infrastructure
U.S. data center operation	—	—	(1)	—	—
Corporate
Holding LP and other	23	(26)	(1)	108	44
Total	$4,301	$397	$(657)	$385	$(114)

(1)	Indian toll roads include our investments in BIF India Holdings Pte Ltd, Simhapuri Expressway Limited and Rayalseema Expressway Private Limited.

	Year ended December 31, 2017
		Attributable to non-controlling interest		Attributable to unitholders
US$ MILLIONS	Revenue	Net Income (loss)	Other Comprehensive Income (loss)	Net Income (loss)	Other Comprehensive Income (loss)
Utilities
U.K. regulated distribution operation	$385	$21	$29	$114	$118
Australian regulated terminal operation	301	15	3	35	7
Colombian regulated distribution operation	161	12	38	2	7
Brazilian regulated gas transmission operation	938	349	(160)	146	(72)
Transport
U.K. port operation	180	8	21	22	29
Australian port operation	501	(7)	28	(3)	9
Chilean toll roads	154	—	7	—	8
Peruvian toll roads	103	12	22	2	5
Indian toll roads	57	(2)	4	(1)	3
Energy
North American gas storage operation	149	30	74	18	47
Canadian district energy operation	95	(2)	39	—	13
U.S. district energy operation	131	10	40	7	26
Corporate
Holding LP and other	22	(3)	1	(349)	(410)
Total	$3,177	$443	$146	$(7)	$(210)

	Year ended December 31, 2016
		Attributable to non-controlling interest		Attributable to unitholders
US$ MILLIONS	Revenue	Net Income	Other Comprehensive Income (loss)	Net Income (loss)	Other Comprehensive Income (loss)
Utilities
U.K. regulated distribution operation	$347	$12	$(14)	$79	$(55)
Australian regulated terminal operation	299	15	(5)	46	(12)
Colombian regulated distribution operation	150	10	45	2	10
Transport
U.K. port operation	178	11	(37)	20	(52)
Australian port operation	182	(18)	(24)	(7)	(8)
Chilean toll roads	127	(9)	7	(10)	8
Brazilian toll roads	—	6	38	5	25
Peruvian toll roads	97	(8)	(7)	(2)	(1)
Indian toll roads	39	(3)	1	(3)	—
Energy
North American gas storage operation	100	1	—	1	—
Canadian district energy operation	79	(1)	31	1	11
U.S. district energy operation	111	(6)	31	—	20
Corporate
Holding LP and other	15	31	1	31	180
Total	$1,724	$41	$67	$163	$126
The following tables present summarized accounts for non-wholly owned subsidiaries on the Consolidated Statement of Cash Flows:

	Cash Flow Activities
	Year ended December 31, 2018			Year ended December 31, 2017
US$ MILLIONS	Operating	Investing	Financing	Operating	Investing	Financing
Utilities
U.K. regulated distribution operation	$226	$(413)	$179	$220	$(343)	$129
Australian regulated terminal operation	85	(21)	(63)	96	(9)	(87)
Colombian regulated distribution operation	11	(26)	—	7	(22)	26
Brazilian regulated gas transmission operation	868	(26)	(792)	819	83	(839)
Colombian natural gas distribution operation	94	(217)	205	—	—	—
Transport
U.K. port operation	27	(17)	(8)	46	(40)	(10)
Australian port operation	42	(68)	22	37	(39)	12
Chilean toll roads	74	(1)	(82)	56	(5)	(88)
Peruvian toll roads	91	(33)	—	46	(67)	—
Indian toll roads(1)	18	(184)	209	30	(7)	(22)
Energy
North American gas storage operation	—	(8)	7	55	(9)	(76)
Canadian district energy operation	39	(42)	(45)	26	(82)	102
U.S. district energy operation	24	(16)	(18)	24	8	(28)
Western Canadian natural gas gathering and processing operation	48	(1,923)	1,910	—	—	—
North American residential energy infrastructure operation	16	(2,182)	2,188	—	—	—
Data Infrastructure
U.S. data center operation	(1)	(1,103)	1,118	—	—	—
Corporate
Holding LP and other	(417)	794	(379)	(98)	(5,089)	4,721
Total	$1,245	$(5,486)	$4,451	$1,364	$(5,621)	$3,840

(1)	Indian toll roads include our investments in BIF India Holdings Pte Ltd, Simhapuri Expressway Limited and Rayalseema Expressway Private Limited.

	Cash Flow Activities
	Year ended December 31, 2016
US$ MILLIONS	Operating	Investing	Financing
Utilities
U.K. regulated distribution operation	$244	$(487)	$245
Australian regulated terminal operation	128	(22)	(106)
Colombian regulated distribution operation	17	(18)	—
Transport
U.K. port operation	33	(24)	(14)
Australian port operation	7	(99)	154
Chilean toll roads	63	(1)	(99)
Brazilian toll roads	2	(70)	70
Peruvian toll roads	29	25	1
Indian toll roads	(7)	28	(10)
Energy
North American gas storage operation	(12)	6	46
Canadian district energy operation	27	(18)	(13)
U.S. district energy operation	26	(33)	9
Corporate
Holding LP and other	124	(282)	618
Total	$681	$(995)	$901